Other Payables and Accruals	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Other Payables and Accruals

4.	OTHER PAYABLES AND ACCRUALS

	June 30, 2019	December 31, 2018
	(Unaudited)	(Audited)
Accrued payroll and welfare payable	$49,556	$16,221
VAT and other taxes payable	18,501	1,379
Others	21,460	2,296
	$89,517	$19,896

6.	OTHER PAYABLES AND ACCRUALS

	As of December 31,
	2018	2017
Accrued payroll and welfare payable	$16,221	$-
VAT and other taxes payable	1,379	-
Others	2,296	-
	$19,896	$-